Shareholder Report, Holdings (Details) - C000262008	Mar. 31, 2026
Rights
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services
Holdings [Line Items]
Percent of Total Investments	0.52%
Real Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
Business Development Companies
Holdings [Line Items]
Percent of Total Investments	6.88%
Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.15%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	11.30%
Closed-End Funds
Holdings [Line Items]
Percent of Total Investments	69.75%
Guernsey
Holdings [Line Items]
Percent of Total Investments	9.68%
United States
Holdings [Line Items]
Percent of Total Investments	90.32%